Subsequent Events - Additional Information (Details)			1 Months Ended
	Nov. 01, 2024 USD ($) a	Mar. 18, 2024 USD ($) a	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 19, 2024 USD ($) a	Nov. 22, 2024 USD ($) a	Nov. 04, 2024 USD ($)	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023 shares	Jul. 03, 2023 USD ($)
Revolving Credit Facility
Subsequent Event [Line Items]
Line of credit facility, amount							$ 75,000,000		$ 50,000,000
Term Loan
Subsequent Event [Line Items]
Principal amount									$ 100,000,000
Lea County Asset Acquisition
Subsequent Event [Line Items]
Area of land | a		11,000
Total Purchase Price		$ 26,400,000
Subsequent Event
Subsequent Event [Line Items]
Area of land | a				46,000
Purchase Options, Land				$ 245,000,000
Share Repurchase Program, Authorized, Number of Shares | shares			2,498,751
Subsequent Event | Second Credit Agreement Amendment | Revolving Credit Facility
Subsequent Event [Line Items]
Line of credit facility, amount						$ 100,000,000
Subsequent Event | Second Credit Agreement Amendment | Term Loan
Subsequent Event [Line Items]
Principal amount						300,000,000
Subsequent Event | Second Credit Agreement Amendment | Uncommitted Accordion Term Loan
Subsequent Event [Line Items]
Principal amount						$ 75,000,000
Subsequent Event | Winkler County Asset Acquisition
Subsequent Event [Line Items]
Area of land | a	1,280
Total Purchase Price	$ 20,000,000
Subsequent Event | Lea County Asset Acquisition
Subsequent Event [Line Items]
Area of land | a					5,800
Purchase Options, Land					$ 26,500,000
Private Placement | Subsequent Event
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement			$ 200,000,000
Net Of Private Placement Fees			$ 150,000,000
Class A Shares
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares							17,425,000	0
Class A Shares | Private Placement | Subsequent Event
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares			5,830,419
Sale of Stock, Price Per Share | $ / shares			$ 60.03